Annual Total Returns- JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) [BarChart] - Class 2 Shares - JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	2015	2016	2017	2018	2019	2020
Total	(1.32%)	5.84%	16.85%	(6.31%)	16.58%	15.40%